Prepayment (Tables)	12 Months Ended
Jun. 30, 2023
Prepayments
Summary of prepayment

	As at June 30,
	2022	2023
	RMB’000	RMB’000
Prepayment for construction of a new headquarters building (Note 28(b))	200,861	—
Others	821	—
Total	201,682	—